UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 05693 )

Exact name of registrant as specified in charter: Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: June 30, 2007

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/07 (Unaudited)

COMMON STOCKS (99.6%)(a)

	Shares	Value

Austria (1.2%)
Telekom Austria AG	276,514	$6,908,277

Belgium (2.9%)
Delhaize Group	97,141	8,925,509
InBev NV	103,656	7,481,161
		16,406,670

Finland (2.4%)
Metso Corp.	32,600	1,721,642
Nokia OYJ	513,650	11,817,658
		13,539,300

France (14.8%)
Axa SA	347,270	14,718,144
France Telecom SA	326,579	8,621,320
France Telecom SA 144A	70,615	1,864,157
Peugeot SA	63,909	4,502,416
Renault SA	40,409	4,724,035
Schneider Electric SA	111,565	14,156,880
Schneider Electric SA (New) (NON)	6,562	806,126
Societe Generale	89,152	15,400,808
Total SA	199,439	13,968,007
Veolia Environnement	62,658	4,656,918
		83,418,811

Germany (17.7%)
Adidas-Salomon AG	142,333	7,763,839
Allianz SE	79,420	16,331,627
BASF AG	145,351	16,322,733
Bayerische Motoren Werke (BMW) AG	95,600	5,646,167
Commerzbank AG	141,700	6,272,378
Deutsche Bank AG	61,429	8,264,954
Henkel KGaA (Preference)	19,319	2,856,464
Merck KGaA	14,480	1,866,421
Merck KGaA 144A	22,581	2,910,612
Praktiker Bau- und Heimwerkermaerkte AG	21,300	751,435
RWE AG	131,500	13,906,882
Salzgitter AG	72,837	10,610,984
ThyssenKrupp AG	125,600	6,212,115
		99,716,611

Greece (2.4%)
EFG Eurobank Ergasias SA	170,685	6,974,220
EFG Eurobank Ergasias SA 144A	59,355	2,425,256
Hellenic Telecommunication Organization (OTE) SA (NON)	157,040	4,294,564
		13,694,040

Hungary (0.4%)
MOL Magyar Olaj- es Gazipari Rt.	19,702	2,269,271

Ireland (3.5%)
Allied Irish Banks PLC	160,000	4,742,986
Bank of Ireland PLC	71,805	1,548,482
CRH PLC	79,130	3,381,193
Experian Group, Ltd.	466,789	5,377,275
Experian Group, Ltd. 144A	274,000	3,156,401
Smurfit Kappa PLC (NON)	14,219	355,050
Smurfit Kappa PLC 144A (NON)	48,162	1,202,610
		19,763,997

Italy (0.6%)
Piaggio & C. SpA (NON)	405,979	2,064,060
Piaggio & C. SpA 144A (NON)	240,407	1,222,266
		3,286,326

Netherlands (1.7%)
ING Groep NV	113,540	4,798,455
TNT NV	100,600	4,611,589
		9,410,044

Norway (5.4%)
DnB Holdings ASA	686,600	9,694,931
Electromagnetic GeoServices AS (NON)	93,126	2,230,368
Electromagnetic GeoServices AS 144A (NON)	30,300	673,266
Schibsted ASA	114,350	5,043,414
Statoil ASA	473,900	12,907,388
		30,549,367

Portugal (0.6%)
Banco Comercial Portugues SA	880,256	3,185,350

Spain (3.9%)
Banco Bilbao Vizcaya Argentaria SA	669,831	16,439,538
Iberia Lineas Aereas de Espana SA	1,006,143	5,360,576
		21,800,114

Sweden (2.8%)
Hennes & Mauritz AB Class B	126,640	7,292,339
Telefonaktiebolaget LM Ericsson AB Class B	2,304,258	8,482,701
		15,775,040

Switzerland (15.2%)
Credit Suisse Group	226,822	16,280,252
Nestle SA	28,022	10,915,640
Nobel Biocare Holding AG	39,952	14,568,060
Roche Holding AG	103,091	18,243,942
Swisscom AG	31,686	11,456,149
Zurich Financial Services AG	49,528	14,299,075
		85,763,118

United Kingdom (24.1%)
BAE Systems PLC	531,140	4,807,083
Barclays PLC	600,484	8,518,271
Barratt Developments PLC	403,868	8,780,444
BHP Billiton PLC	796,944	17,765,296
BP PLC	1,829,675	19,871,347
Davis Service Group PLC	479,522	5,495,652
IMI PLC	461,275	5,263,840
Ladbrokes PLC	268,625	2,127,292
Man Group PLC	594,064	6,486,956
Mitchells & Butlers PLC	289,776	4,486,957
Punch Taverns PLC	334,261	8,201,002
Reckitt Benckiser PLC	300,626	15,650,605
Royal Bank of Scotland Group PLC	478,263	18,669,092
Travis Perkins PLC	251,812	9,968,255
		136,092,092

Total common stocks (cost $460,324,603)		$561,578,428

SHORT-TERM INVESTMENTS (0.6%)(a)

	Principal
	amount/shares	Value

U.S. Treasury Bills 4.98%, September 27, 2007	$512,000	$499,628
U.S. Treasury Bills 5.08%, April 26, 2007	512,000	510,201
Putnam Prime Money Market Fund (e)	2,382,260	2,382,260

Total short-term investments (cost $3,392,089)		$3,392,089

TOTAL INVESTMENTS

Total investments (cost $463,716,692) (b)		$564,970,517

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/07 (aggregate face value $92,145,204) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	appreciation

British Pound	$46,316,749	$45,609,338	6/20/07	$707,411
Euro	31,384,973	31,021,751	6/20/07	363,222
Norwegian Krone	6,113,336	6,052,694	6/20/07	60,642
Swedish Krona	6,831,669	6,772,816	6/20/07	58,853
Swiss Franc	2,694,379	2,688,605	6/20/07	5,774

Total				$1,195,902

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/07 (aggregate face value $88,866,686) (Unaudited)

		Aggregate	Delivery	Unrealized
	Value	face value	date	depreciation

British Pound	$3,443,231	$3,369,823	6/20/07	$(73,408)
Euro	22,580,442	22,440,128	6/20/07	(140,314)
Norwegian Krone	4,097,187	4,053,581	6/20/07	(43,606)
Swedish Krona	14,790,896	14,674,468	6/20/07	(116,428)
Swiss Franc	44,526,709	44,328,686	6/20/07	(198,023)

Total				$(571,779)

     NOTES

(a) Percentages indicated are based on net assets of $563,598,226.

(b) The aggregate identified cost on a tax basis is $466,072,119, resulting in gross unrealized appreciation and depreciation of $103,383,260 and $4,484,862, respectively, or net unrealized appreciation of $98,898,398.

(NON) Non-income-producing security.

(e) The fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Investments in Putnam Prime Money Market Fund are valued at its closing net asset value each business day. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $153,299 for the period ended March 31, 2007. During the period ended March 31, 2007, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $112,067,419 and $109,685,159, respectively.

At March 31, 2007, liquid assets totaling $3,902,633 have been designated as collateral for open forward contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The fund had the following industry concentration greater than 10% at March 31, 2007 (as a percentage of net assets):

Banking                                                                                                                      16.7%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Certain investments, including certain restricted securities, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Effective January 1, 2007, the fund retained State Street Bank and Trust Company ("State Street") as its custodian. Putnam Fiduciary Trust Company, the fund's previous custodian, is managing the transfer of the fund's assets to State Street. This transfer is expected to be completed for all Putnam funds during the first half of 2007, with PFTC remaining as custodian with respect to fund assets until the assets are transferred. Also effective January 1, 2007, the fund's investment manager, Putnam Investment Management, LLC entered into a Master Sub-Accounting Services Agreement with State Street, under which the investment manager has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund.

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter

Principal Executive Officer
Date: May 29, 2007

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 29, 2007